Summary of Significant Accounting Policies (Details) - Schedule of Revenue Disaggregated by Timing of Revenue Recognition	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 20,539,218	$ 2,630,030	$ 14,331,576	$ 14,331,576	$ 22,544,000
Financial PR services [Member] | Transferred over Time [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	15,427,899	1,975,530	13,248,243		11,654,525
Project-based Financial PR services [Member] | Transferred over Time [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	2,607,555	333,895	1,083,333		10,889,475
One-off Financial PR services [Member] | Point in time [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 2,503,764	$ 320,605